AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 84.5%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	22,366,887	$ 268,402,644
AST BlackRock/Loomis Sayles Bond Portfolio*	15,450,773	241,341,078
AST ClearBridge Dividend Growth Portfolio*	30,660,604	638,047,175
AST Emerging Markets Equity Portfolio*	3,261,131	27,621,784
AST Goldman Sachs Global Income Portfolio*	26,338,579	328,178,701
AST Goldman Sachs Small-Cap Value Portfolio*	5,215,514	101,911,138
AST High Yield Portfolio*	2,526,659	27,894,315
AST Hotchkis & Wiley Large-Cap Value Portfolio*	13,971,300	357,804,981
AST International Growth Portfolio*	26,599,687	626,156,626
AST International Value Portfolio*	30,751,131	564,590,759
AST Jennison Large-Cap Growth Portfolio*	9,586,559	530,903,659
AST Large-Cap Core Portfolio*	72,919,908	1,568,507,212
AST Loomis Sayles Large-Cap Growth Portfolio*	7,828,314	605,520,087
AST MFS Growth Portfolio*	12,818,655	516,976,363
AST MFS Large-Cap Value Portfolio*	36,201,475	780,865,811
AST Mid-Cap Growth Portfolio*	3,948,246	53,735,632
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	938,454	25,882,575
AST PIMCO Dynamic Bond Portfolio*	5,271,590	54,086,517
AST Prudential Core Bond Portfolio*	60,692,352	847,265,231
AST QMA International Core Equity Portfolio*	42,843,461	497,412,584
AST Small-Cap Growth Opportunities Portfolio*	3,906,892	99,352,251
AST Small-Cap Growth Portfolio*	1,838,431	113,798,862
AST Small-Cap Value Portfolio*	3,317,096	73,241,487
AST T. Rowe Price Large-Cap Growth Portfolio*	10,611,559	610,270,770
AST T. Rowe Price Large-Cap Value Portfolio*	47,979,039	698,095,012
AST Templeton Global Bond Portfolio*	79,450	844,549
AST WEDGE Capital Mid-Cap Value Portfolio*	1,347,221	25,691,498
AST Wellington Management Global Bond Portfolio*	32,494,707	395,785,535
AST Western Asset Core Plus Bond Portfolio*	36,958,153	543,284,847
	Shares	Value
Affiliated Mutual Funds (continued)
AST Western Asset Emerging Markets Debt Portfolio*	2,775,801	$ 34,364,415

Total Long-Term Investments (cost $9,861,747,642)(w)		11,257,834,098

Short-Term Investments — 15.5%
Affiliated Mutual Fund — 14.2%
PGIM Core Ultra Short Bond Fund (cost $1,899,384,281)(w)	1,899,384,281	1,899,384,281

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 1.3%
U.S. Treasury Bills
0.059%	02/25/21	169,700	169,630,932
(cost $169,659,110)

Total Short-Term Investments (cost $2,069,043,391)			2,069,015,213

TOTAL INVESTMENTS—100.0% (cost $11,930,791,033)			13,326,849,311

Liabilities in excess of other assets(z) — (0.0)%			(292,155)

Net Assets — 100.0%			$ 13,326,557,156

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
567	2 Year U.S. Treasury Notes	Dec. 2020	$ 125,284,852	$ 48,306
1,451	5 Year U.S. Treasury Notes	Dec. 2020	182,871,344	214,216
485	10 Year U.S. Treasury Notes	Dec. 2020	67,672,656	163,294
651	20 Year U.S. Treasury Bonds	Dec. 2020	114,759,094	(366,567)
A1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
3,324	Mini MSCI EAFE Index	Dec. 2020	$ 308,001,840	$(5,577,965)
965	Russell 2000 E-Mini Index	Dec. 2020	72,587,300	(1,332,774)
6,893	S&P 500 E-Mini Index	Dec. 2020	1,155,266,800	7,491,029
				$ 639,539
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2